Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement Of Comprehensive Income Parenthetical [Abstract]
Tax benefit (provision) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ (0.5)	$ (0.9)	$ (0.3)
Tax benefit (provision) on unrealized gains on hedging instruments included in other comprehensive income	(0.1)	(0.1)	(0.2)
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 9.7	$ (20.9)	$ 63.6